Goodwill and Other Intangibles	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangibles	GOODWILL AND OTHER INTANGIBLES
Goodwill
The following table summarizes goodwill attributable to our reporting units for the periods presented:

Millions of dollars	North America	EMEA	Latin America	Asia	Total Whirlpool
Ending balance December 31, 2018	$1,693	$309	$33	$416	$2,451
Currency translation adjustment	2	(7)	—	(6)	(11)
Ending balance December 31, 2019	$1,695	$302	$33	$410	$2,440
Currency translation adjustment	—	27	1	28	56
Ending balance December 31, 2020	$1,695	$329	$34	$438	$2,496

2020 and 2019 annual impairment assessment

We completed our annual impairment test for goodwill as of October 1, 2020 and 2019. The Company elected to bypass the qualitative assessment and perform a quantitative assessment to evaluate goodwill for all our reporting units. Based on the quantitative assessment we determined there was no impairment of goodwill.
Other Intangible Assets
The following table summarizes other intangible assets for the period presented:

	December 31, 2020			December 31, 2019
Millions of dollars	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Other intangible assets, finite lives:
Customer relationships (1)	$647	$(430)	$217	$624	$(377)	$247
Patents and other (2)	327	(241)	86	324	(216)	108
Total other intangible assets, finite lives	$974	$(671)	$303	$948	$(593)	$355
Trademarks, indefinite lives (3)	1,893	(2)	1,891	1,870	—	1,870
Total other intangible assets	$2,867	$(673)	$2,194	$2,818	$(593)	$2,225
(1)Customer relationships have an estimated useful life of 5 to 19 years.
(2)Patents and other intangibles have an estimated useful life of 3 to 43 years.
(3)Includes impairment charge of $7 million at December 31, 2020.

2020 and 2019 annual impairment assessment
We completed our annual impairment assessment for other intangible assets as of October 1, 2020. The Company elected to bypass the qualitative assessment and perform a quantitative assessment to evaluate certain indefinite-lived intangible assets. Based on the results of the quantitative assessment, we recorded an immaterial intangible impairment charge in the EMEA region.
We completed our annual impairment assessment for other intangible assets as of October 1, 2019. The Company elected to bypass the qualitative assessment and perform a quantitative assessment to evaluate certain indefinite-life intangible assets. Based on the results of the quantitative assessment, we determined there was no impairment of intangible assets.
See Note 11 to the Consolidated Financial Statements for additional information.
Amortization expense was $62 million, $69 million and $75 million for the years ended December 31, 2020, 2019 and 2018, respectively.
The following table summarizes our future estimated amortization expense by year:

Millions of dollars
2021	$59
2022	49
2023	41
2024	28
2025	21